Property and Equipment (Details) $ in Millions	12 Months Ended
	Nov. 30, 2021 USD ($) cruise_ship passenger	Nov. 30, 2020 USD ($)	Nov. 30, 2019 USD ($)
Property, Plant and Equipment [Line Items]
Ships and ship improvements	$ 50,501	$ 49,803
Ships under construction	1,536	1,354
Other property and equipment	3,928	3,992
Total property and equipment	55,965	55,148
Less accumulated depreciation	(17,858)	(17,075)
Property and Equipment, Net	38,107	38,073
Capitalized interest	$ 83	$ 66	$ 39
NAA Segment
Property, Plant and Equipment [Line Items]
Number of ships sold | cruise_ship	1
Capacity of ships sold | passenger	670
EA Segment
Property, Plant and Equipment [Line Items]
Number of ships, agreements to sell | cruise_ship	1
Capacity of ships, agreements to sell | passenger	1,180